STOCKHOLDERS DEFICIT (Details 1) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 06, 2020	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT:
Shares issued for payment of Series D dividends	126,600	83,065	148,653
Shares issued for payment of Series E dividends		$ 288,262
Shares issued for payment of finder fee		98,000
Issued during period end	31,650	469,327	9,818,813
Balance, shares	3,319,469	13,138,282	3,319,469
Issued in 2021		469,327
Balance, shares		13,607,609	13,138,282